Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and cash equivalents [line items]
Own Balances	$ 189,029	$ 222,808
Merchant Clients Funds	236,143	313,352
Total	$ 425,172	$ 536,160	$ 468,092	$ 336,197